Advertising Costs (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Advertising Costs [Line Items]
Advertising expenses including production and communication costs	$ 41.7	$ 282.3	$ 465.0	$ 440.5	$ 368.6
Sales [Member]
Advertising Costs [Line Items]
Advertising expenses including production and communication costs	19.4	86.8	151.1	151.5	119.0
Selling, General and Administrative Expenses [Member]
Advertising Costs [Line Items]
Advertising expenses including production and communication costs	$ 22.3	$ 195.5	$ 313.8	$ 289.1	$ 249.6